23 Post-employment Benefits (Details 9) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Plan III [member]
Disclosure of defined benefit plans [line items]
Cost of current service	R$ 4,010
Estimated cost of interest	246,255
Expected return on plan assets	(245,291)
Expected employee contributions	2,003
Costs (income or loss)	2,971
Assistance Plan [member]
Disclosure of defined benefit plans [line items]
Cost of current service	7,368
Estimated cost of interest	125,133
Expected return on plan assets	(15,994)
Expected employee contributions
Costs (income or loss)	116,507
Unified Plan [member]
Disclosure of defined benefit plans [line items]
Cost of current service	388
Estimated cost of interest	481,656
Expected return on plan assets	(530,144)
Expected employee contributions	(136)
Costs (income or loss)	R$ (48,236)